Note 15 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Note 15 - Commitments and Contingencies [Text Block]

15. Commitments and Contingencies

Petrobras is subject to a number of commitments and contingencies arising from its normal course of business. Additionally, the operations and earnings of the Company have been, and may be in the future, affected from time to time in varying degrees by political developments and laws and regulations, such as the Federal Government's continuing role as the controlling shareholder of the Company, the status of the Brazilian economy, forced divestiture of assets, tax increases and retroactive tax claims, or environmental regulations. The likelihood of such occurrences and their overall effect upon the Company are not readily predictable.

a)   Litigation — Legal proceedings  provisioned

The Company is a defendant in numerous legal actions involving civil, tax, labor, corporate and environment issues arising from its normal course of business. Based on the advice of its internal legal counsel and management’s best judgment, the Company has recorded accruals to provide sufficiently for losses that are considered probable and reasonably estimable.

At June 30, 2011 and December 31, 2010, the respective amounts accrued by type of claims are as follows:

	June 30, 2011	December 31, 2010

Labor claims	121	119
Tax claims	408	361
Civil claims	183	214
Commercials claims and other contingencies	23	66

Total long-term contingencies	735	760

As of June 30, 2011 and December 31, 2010, in accordance with Brazilian law, the Company had US$1,787 and US$1,674 respectively, into federal deposit accounts to provide for certain claims until they are settled. These amounts are reflected in the balance sheet as restricted deposits for legal proceedings and guarantees.

b)      Proceedings classified as possible losses

The relevant changes in contingent liabilities related to principal proceedings, disclosed in the Company’s consolidated financial statements as of December 31, 2010, are described below:

b.1) Processes included in the period

·         Plaintiff: State Revenue Service of São Paulo

São Paulo state finance authorities filed a Tax Assessment against the Company in connection with the withdrawal of collection of ICMS and fine on imports (Temporary Admission - Drilling Rig - Admission in São Paulo - Clearance in Rio de Janeiro).  The lower court considered the assessment to have grounds and this decision was maintained in the second instance. Special appeal by the Company was not recognized. An annulment action of tax debt was filed, where advance relief was granted to suspend the demandability of the tax credit, without an offer of collateral. The maximum exposure for the Company, including monetary restatement, as June 30, 2011 is US$956.

·         Special participation in the Albacora, Carapeba, Cherne, Espadarte, Marimbá, Marlim, Marlim Sul, Namorado, Pampo and Roncador Fields- Campos Basin

This special participation was established by Brazilian Petroleum Law 9478/97 and is paid as a form of compensation for oil production activities and is levied on high volume production fields.  The method used by Petrobras to calculate the special participation due for the abovementioned fields is based on a legally legitimate interpretation of Ordinance 10 of January 14, 1999, approved by the National Petroleum Agency (ANP).

On February 7, 2011, Petrobras received notice from ANP, which instituted an administrative process and established payment of new sums of money considered to be owed for the period between the first quarter of 2005 and the first quarter of 2010, referring to amounts that had been underpaid by the concessionaire.

On February 22, 2011, Petrobras presented a defense for the administrative process, requesting that the notice of infraction be considered invalid, since the facts which ANP used as a basis for concluding on the irregularity of the payment of the Special Participation do not correspond to the reality.

·         Special participation in the Albacora, Carapeba, Cherne, Espadarte, Marimbá, Marlim, Marlim Sul, Namorado, Pampo and Roncador Fields- Campos Basin (Continued)

If ANP’s administrative decision is maintained, Petrobras shall assess the possibility of  a court suit to suspend and annul the collection of the differences of the Special Participation.

The maximum updated exposure for Petrobras as at June 30, 2011 is US$368.

b.2) Processes disclosed previously and updated to June 30, 2011

·         Plaintiff: State Revenue Service of Rio de Janeiro

Rio de Janeiro state finance authorities filed a Tax Assessment against the Company in connection with the exclusion of the LNG transfer operations in the ambit of the centralizing establishment from the ICMS taxation. Unfavorable decision for Petrobras. Spontaneous appeal filed in the Taxpayers’ Council, which denied approval of the appeal. The Company filed a tax debt annulment action with a petition for advance relief which, through the presentation of guarantee insurance, was granted with suspension of demandability of the tax credit. The maximum exposure for the Company, including monetary restatement, as June 30, 2011 is US$1,455.

·         Plaintiff: National Agency for Petroleum, Natural Gas and Biofuel — ANP

Fine for non-compliance with minimum exploration programs — “Rodada Zero”. The execution of the fines is suspended through an injunction, pursuant to records of the suit lodged by Petrobras. Through a civil suit, the Company is claiming recognition of its credit resulting from article 22, paragraph 2 of the Petroleum Law, requesting the offsetting of the eventual debt that Petrobras may have with ANP. Both the legal processes, which are being handled jointly, are in the evidentiary stage.

The maximum exposure including monetary restatement for Petrobras as of June 30, 2011 is US$380.

·         Plaintiff: Internal Revenue Service of Rio de Janeiro - Withholding Income Tax related to charter of vessels

The Internal Revenue Service of Rio de Janeiro filed two Tax Assessments against the Company in connection with Withholding Income Tax on foreign remittances of payments related to charter of vessels of movable platform types for the years 1999 through 2002.

The Internal Revenue Service, based on Law No. 9,537/97, Article 2, considers that drilling and production platforms cannot be classified as sea-going vessels and therefore should not be chartered but leased. Based on this interpretation, overseas remittances for servicing chartering agreements would be subject to withholding tax at the rate of 15% or 25%.

Petrobras submitted new administrative appeals to the Higher Chamber of Tax Appeals, which denied approval. The Company considers that it applied the prevailing tax legislation correctly, which is why it will resort to judicial means to pursue its defense. The maximum exposure including monetary restatement for Petrobras as of June 30, 2011 is US$2,948.

·         Plaintiff: Rio de Janeiro state finance authorities - II and IPI Tax related to Termorio equipments

Rio de Janeiro state finance authorities filed a Tax Assessment against the Company in connection with II (Import Tax) and IPI (Federal VAT) contesting the tax classification as Other Electricity Generation Groups for the import of the equipment belonging to the thermoelectric power station Termorio S.A.

On August 15, 2006, Termorio filed in the inspector’s department of the Federal Revenue Department of Rio de Janeiro a refutation against this tax deficiency notice, considering that the tax classifications that were made were based on a technical report of a renowned institute. On October 11, 2007, the 1st Panel of Judgment dismissed the assessment. The Federal Revenue Department filed an ex-officio appeal to the Taxpayers’ Council of Porto Alegre — in the state of Rio Grande do Sul. Notices heard on June 2, 2011, when the appeal was partially approved by majority and only the fine of administrative control was reduced. Awaiting publication of the court decision. The maximum exposure including monetary restatement for Petrobras as of June 30, 2011, is US$356.

·         Plaintiff: Federal Revenue Service - Contribution of Intervention in the Economic Domain - CIDE

The Federal Revenue service filed a Tax Assessment against the Company due to non-payment  in the period of March 2002 to October 2003 of the Contribution of Intervention in the Economic Domain - CIDE, the per-transaction tax payable to the Brazilian government, required to be paid by producers, blenders and importers upon sales and purchases of specified oil and fuel products at a set amount for different products based on the unit of measurement typically used for such products, pursuant to court orders obtained by Distributors and Fuel Stations, protecting them from levying of this charge. The lower court considered the assessment to have grounds. The Company filed a spontaneous appeal which was denied approval. As soon as it is summoned, Petrobras will examine the possibility of filing motions to stay the execution of the respective court decision, with requests for filing of a special appeal to the Superior Chamber of Tax Appeals.  The maximum exposure for Petrobras, including monetary restatement, as of June 30, 2011 is US$776.

·         Plaintiff: Municipal governments of Anchieta, Aracruz, Guarapari, Itapemirim, Jaguaré, Marataízes, Serra, Vila Velha and Vitória

Some municipalities located in the State of Espírito Santo have filed notices of infraction against  Petrobras for the supposed failure to withhold service tax of any nature on offshore services. Petrobras withheld the service tax of any nature; however, it paid the tax to the municipalities where the respective service providers are established, in accordance with Complementary Law 116/03. The Company presented administrative defenses with the aim of canceling the assessments and the majority are in the process of being heard. Of the municipalities with respect to those that have already exhausted the discussion, only the municipality of Itapemirim has filed tax collection proceedings. In this judicial case, the Company has offered a guarantee and filed an appeal. In the municipality of Linhares it was considered to have grounds in the first instance. Petrobras filed a spontaneous appeal, which was denied, thus upholding the official notification. The Company is evaluating the judicialization. The maximum exposure for the Company, including monetary restatement, as of June 30, 2011 is US$990.

·         Plaintiff: State Revenue Service of São Paulo

São Paulo state finance authorities filed a Tax Assessment against the Company in connection with termination of collection of ICMS and a fine for importing and non-compliance with an accessory obligation.  Temporary admission — Drilling rig - Admission in Sao Paulo - Customs clearance in Rio de Janeiro (ICMS agreement 58/99). The lower court considered the assessment to have grounds. The decision was upheld at the second instance. Awaiting a hearing at the second administrative level of the ordinary appeal filed by the Company. The maximum exposure for the Company, including monetary restatement, as of June 30, 2011 is US$1,254.

·         Plaintiff: Finance and Planning Department of the Federal District

Federal District finance authorities filed a Tax Assessment against the Company in connection with payment of ICMS due to omission on exit (Inventories). The lower court considered the assessment to have grounds. Petrobras filed a spontaneous appeal, which was considered void. The Company is awaiting the publication of the decision in order to assess eventual judicialization. The maximum exposure for the Company, including monetary restatement, as of June 30, 2011 is US$97.

·         Presidente Getúlio Vargas refinery oil spill

On July 16, 2000, an oil spill occurred at the Presidente Getúlio Vargas refinery releasing crude oil in the surrounding area. The Federal and State of Paraná Prosecutors have filed a civil lawsuit against the Company seeking US$1,176 in damages, which have already been contested by the Company. Additionally, there are two other actions pending, one by the Instituto Ambiental do Paraná (Paraná Environmental Institute) and by another civil association called AMAR that have already been contested by the Company. Awaiting initiation of the expert investigation to quantify the amount. The court determined that the suits brought by AMAR and the Federal and State Prosecutors be tried as one. The maximum exposure including monetary restatement for Petrobras as of June 30, 2011 is US$106 related to AMAR and US$4,051 to the Federal and State of Paraná Prosecutors.

b.3) Processes for small amounts

The Company is involved in a number of legal and administrative proceedings with expectations of possible losses, whose total as at June 30, 2011 is broken down as follows: US$89 for civil actions, US$587 for labor actions, US$898 for tax actions and US$120 for environmental actions.

c)   Environmental matters

The Company is subject to various environmental laws and regulations. These laws regulate the discharge of oil, gas or other materials into the environment and may require the Company to remove or mitigate the environmental effects of the disposal or release of such materials at various sites.

The Company’s management considers that any expenses incurred to correct or mitigate possible environmental impacts should not have a significant effect on its operations or cash flows.